INCOME TAXES - Projected tax carryforward (Details) (USD $)	Dec. 31, 2012
Federal
Total projected tax carryforward into 2012 and beyond	$ (8,571)
Colorado
Total projected tax carryforward into 2012 and beyond	$ (3,214)